Accumulated Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Losses) on Derivatives	Accumulated Other Comprehensive Income (loss)
December 31, 2014	$(72.1)	$(31.2)	$(0.2)	$0.2	$(103.3)
Current year deferrals to AOCI	(109.2)	—	0.5	(1.4)	(110.1)
Reclassifications from AOCI to Net income	—	(0.4)	—	(1.6)	(2.0)

Net Change	(109.2)	(0.4)	0.5	(3.0)	(112.1)

March 31, 2015	$(181.3)	$(31.6)	$0.3	$(2.8)	$(215.4)

The income tax benefit related to the changes in pension and other long-term employee benefits for the three months ended March 31, 2015 was $0.8 million. The cumulative income tax benefit related to the adjustments for pension and other long-term employee benefits at March 31, 2015 was $14.1 million. The income tax benefit related to the change in the unrealized loss on derivatives for the three months ended March 31, 2015 was $1.8 million. The cumulative income tax benefit related to the adjustments for unrealized loss on derivatives at March 31, 2015 was $1.6 million.

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Loss on Securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0
Current year deferrals to AOCI	(7.5)	4.5	(0.2)	1.9	(1.3)
Reclassifications from AOCI to Net income	—	(0.1)	—	(1.6)	(1.7)

Net Change	(7.5)	4.4	(0.2)	0.3	(3.0)

March 31, 2014	$16.8	$11.9	$(1.1)	$3.4	$31.0

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Losses) on Derivatives	Accumulated Other Comprehensive Income
Successor Balance, December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0
Current year deferrals to AOCI	(96.4)	(29.7)	0.7	3.6	(121.8)
Reclassifications from AOCI to Net income	—	(9.0)	—	(6.5)	(15.5)

Net Change	(96.4)	(38.7)	0.7	(2.9)	(137.3)

Successor Balance, December 31, 2014	$(72.1)	$(31.2)	$(0.2)	$0.2	$(103.3)

Included within reclassifications from AOCI to Net income for the Successor year ended December 31, 2014 was $7.3 million of curtailment gains related to an amendment to one of our pension plans.

The income tax related to the changes in pension and other long-term employee benefits for the year ended December 31, 2014 was $16.9 million. The cumulative income tax impact related to the adjustments for pension and other long-term employee benefits at December 31, 2014 was a benefit of $13.4 million compared to the cumulative income tax expense at December 31, 2013 of $3.5 million. The income tax related to the change in the unrealized gain on derivatives for the year ended December 31, 2014 was $1.7 million. The cumulative income tax expense related to the adjustments for unrealized gain on derivatives at December 31, 2014 and 2013 were $0.2 million and $1.9 million, respectively.

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Loss on Securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
Successor Balance, December 31, 2012	$—	$—	$—	$—	$—
Current year deferrals to AOCI	24.3	7.5	(0.9)	7.5	38.4
Reclassifications from AOCI to Net income	—	—	—	(4.4)	(4.4)

Net Change	24.3	7.5	(0.9)	3.1	34.0

Successor Balance, December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0

The income tax related to the changes in pension and other long-term employee benefits for the Successor year ended December 31, 2013 was $3.5 million. The cumulative income tax expense related to the adjustment for pension and other long-term employee benefits at December 31, 2013 was $3.5 million. The income tax related to the change in the unrealized gain on derivatives for the Successor year ended December 31, 2013 was $1.9 million. The cumulative income tax expense related to the adjustment for unrealized gain on derivatives at December 31, 2013 was $1.9 million.

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized loss on securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
Predecessor Balance, December 31, 2012	$—	$(142.3)	$1.4	$—	$(140.9)
Current year deferrals to AOCI	—	0.7	0.2	—	0.9
Reclassifications from AOCI to Net income	—	—	—	—	—

Net Change	—	0.7	0.2	—	0.9

Predecessor Balance, January 31, 2013	$—	$(141.6)	$1.6	$—	$(140.0)